Commitments And Contingencies (Commitments Under Energy-Related Contracts, Leases and Other Agreements) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Coal Purchase And Transportation Agreements [Member]
Long-term Purchase Commitment [Line Items]
2018	$ 12
2019	0
2020	0
2021	0
2022	0
Thereafter	0
Total	12
Pipeline Transportation And Storage Reservation Fees [Member]
Long-term Purchase Commitment [Line Items]
2018	39
2019	28
2020	28
2021	29
2022	29
Thereafter	141
Total	294
Nuclear Fuel Contracts [Member]
Long-term Purchase Commitment [Line Items]
2018	120
2019	48
2020	47
2021	55
2022	32
Thereafter	193
Total	495
Other Contracts [Member]
Long-term Purchase Commitment [Line Items]
2018	158
2019	46
2020	55
2021	36
2022	89
Thereafter	194
Total	$ 578